PENSION AND OTHER POST-EMPLOYMENT BENEFITS - Health Care - Movements of Projected Benefit Obligation (Details) - Post-employment health care benefit cost - IDR (Rp) Rp in Billions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Disclosure of net defined benefit liability (asset) [line items]
Pension benefit obligations at beginning of year	Rp 195	Rp 2,419
Net periodic post-employment health care benefit costs	167	335
Actuarial (gain) losses recognised in OCI	905	(3,641)
Return on plan assets (excluding amount included in net interest expense)	(271)	1,082
Pension benefit obligations at end of year	Rp 996	Rp 195